FREIGHT RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
Freight Receivables [Abstract]
Schedule of individually determined to be impaired to a value
USDm	2017	2016	2015
Analysis as of 31 December of freight receivables:
Neither past due nor impaired	25.5	28.7	40.3

Past due not impaired:
Due before 30 days	26.0	13.0	22.8
Due between 30 and 180 days	18.4	18.7	16.4

Past due and impaired:
Due after 180 days	2.7	4.7	5.3
Total gross	72.6	65.1	84.8
Provision for impairment of freight receivables	1.3	2.6	1.7
Total net	71.3	62.5	83.1

Schedule of movment in provisions for impairment of freight receivables
USDm	2017	2016	2015
Provisions for impairment of Freight receivables
Balance as of 1 January	2.6	1.7	-
Addition from business combinations	-	-	1.9
Provisions for the year	0.6	1.9	0.5
Provisions reversed during the year	-1.9	-1.0	-0.7
Balance as of 31 December	1.3	2.6	1.7